EQUITY - Schedule of balance of other sundry reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Sundry Reserves [Roll Forward]
Opening balance	$ 39
Transactions with non-controlling interest	(120,475)	$ 5,731,546	$ (3,608)
Closing balance	39	39
Other Sundry Reserves
Other Sundry Reserves [Roll Forward]
Opening balance	(1,972,651)	2,448,098	2,452,019
Transactions with non-controlling interest	16,648	0	(3,383)
Legal reserves		0	(538)
Other sundry reserves	(14,401)	(4,420,749)	0
Others increases (Decreases)	800,388	0	0
Closing balance	$ (1,170,016)	$ (1,972,651)	$ 2,448,098